Employee benefits, Significant actuarial assumptions (Details) $ in Thousands	Dec. 31, 2021 MXN ($) Employee	Dec. 31, 2020 Employee
Significant actuarial assumptions [Abstract]
Percentage of employees working under collective bargaining agreements	5.00%	12.00%
Number of employees | Employee	837	934
Discount Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	7.50%	7.50%
Discount Rate [Member] | 1.0% Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ (1,909)
Discount Rate [Member] | 1.0% Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ 2,268
Salary Increase Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	4.00%	4.00%
Salary Increase Rate [Member] | 1.0% Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ 976
Salary Increase Rate [Member] | 1.0% Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ (1,389)
Inflation Rate [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	3.50%	3.50%
Average Working Life Expectancy [Member]
Significant actuarial assumptions [Abstract]
Significant actuarial assumptions used for valuation	14.50%	16.10%
Average Working Life Expectancy [Member] | One year Increase [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ 1,993
Average Working Life Expectancy [Member] | One year Decrease [Member]
Significant actuarial assumptions [Abstract]
Increase (decrease) in defined benefit obligation	$ (2,169)